ForeInvestors Choice Variable Annuity

Forethought Life Insurance Company Separate Account A

Supplement Dated December 19, 2025 to your Prospectus Dated May 1, 2025.

Global Atlantic Select Advisor Managed Risk Portfolio

Effective immediately, the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” are updated for the Global Atlantic Select Advisor Managed Risk Portfolio Sub-Account. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above-referenced Sub-Account listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

Global Atlantic Select Advisor Managed Risk Portfolio – Class II(1)(2)

●	Current Expenses: 1.16%

●	Current Expenses + Fund Facilitation Fee: 1.21%

(1)	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
(2)	This Fund employs a managed volatility strategy.

This Supplement should be retained for future reference.

FIC121925-FC